Securities Available for Sale - Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value (Details) 10Q - LendingClub Corp [Member] $ in Thousands		Mar. 31, 2017 USD ($) positions		Dec. 31, 2016 USD ($) Integer positions		Dec. 31, 2015 USD ($) Integer
Fair Value, Less than 12 months	[1]			$ 121,290		$ 291,478
Unrealized Losses, Less than 12 months	[1]			(196)		(1,674)
Fair Value, 12 months or longer	[1]			17,518		0
Unrealized Losses, 12 months or longer	[1]			(51)		0
Fair Value	[1]			138,808		291,478
Unrealized Losses	[1]			$ (247)		$ (1,674)
Number of positions with unrealized losses | Integer				72		141
Fair Value, Less than 12 months		$ 93,911	[2]	$ 121,290	[3]
Unrealized Losses, Less than 12 months		(103)	[2]	(196)	[3]
Fair Value, 12 months or longer		7,164	[2]	17,518	[3]
Unrealized Losses, 12 months or longer		(12)	[2]	(51)	[3]
Fair Value		101,075	[2]	138,808	[3]
Unrealized Losses		$ (115)	[2]	$ (247)	[3]
Number of positions with unrealized losses | positions		55		72
Corporate Debt Securities [Member]
Fair Value, Less than 12 months		$ 85,233		$ 107,862		$ 212,018
Unrealized Losses, Less than 12 months		(99)		(185)		(1,494)
Fair Value, 12 months or longer		3,173		11,682		0
Unrealized Losses, 12 months or longer		(2)		(14)		0
Fair Value		88,406		119,544		212,018
Unrealized Losses		(101)		(199)		(1,494)
Corporate Debt Securities [Member]
Fair Value, Less than 12 months				107,862
Unrealized Losses, Less than 12 months				(185)
Fair Value, 12 months or longer				11,682
Unrealized Losses, 12 months or longer				(14)
Fair Value				119,544
Unrealized Losses				(199)
Asset-backed Securities [Member]
Fair Value, Less than 12 months				6,628		54,409
Unrealized Losses, Less than 12 months				(8)		(134)
Fair Value, 12 months or longer				1,870		0
Unrealized Losses, 12 months or longer				(1)		0
Fair Value				8,498		54,409
Unrealized Losses				(9)		$ (134)
Asset-backed Securities [Member]
Fair Value, Less than 12 months		8,678		6,628
Unrealized Losses, Less than 12 months		(4)		(8)
Fair Value, 12 months or longer				1,870
Unrealized Losses, 12 months or longer				(1)
Fair Value		8,678		8,498
Unrealized Losses		(4)		(9)
Other Securities [Member]
Fair Value, Less than 12 months				6,800
Unrealized Losses, Less than 12 months				(3)
Fair Value, 12 months or longer		3,991		3,966
Unrealized Losses, 12 months or longer		(10)		(36)
Fair Value		3,991		10,766
Unrealized Losses		$ (10)		$ (39)

[1]	The number of investment positions with unrealized losses at December 31, 2016 and 2015 totaled 72 and 141, respectively
[2]	The number of investment positions with unrealized losses at March 31, 2017 and December 31, 2016 totaled 55 and 72, respectively.
[3]	Represents the offsets to the gains or losses on sales of the related loans, recorded in other revenue